Material accounting policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Material accounting policies
3.	Material accounting policies
To aid cohesion and comprehension, the significant accounting policies are set out at the end of each explanatory note to which they relate.